Filing pursuant to Rule 497(e)
for The Hirtle Callaghan Trust
1933 Act File No. 33-87762
1940 Act File No. 811-8918

THE HIRTLE CALLAGHAN TRUST
Supplement of May 6, 1998
to the Statement of Additional Information dated September 15, 1997, for


Portfolio Management Agreements
-------------------------------
Geewax,  Terker & Co.  ("Geewax")  serves  as the  Investment  Manager  for that portion of The Small Capitalization Equity Portfolio previously managed by Clover Capital Management, Inc. The Agreement between Geewax and the Trust relating to The Small Capitalization Portfolio ("Geewax Agreement") was first approved by a majority of the Board, including a majority of the Independent Trustees at a special meeting of the Board held on March 18, 1998. The Geewax Agreement, which reduces the investment advisory fees payable by The Small Capitalization Portfolio, became effective as permitted under Rule 15a-4 of the Investment company Act, on April 1, 1998. Shareholders of The Small Capitalization Portfolio will be asked to approved the Geewax Agreement at a meeting of shareholders to be held on June 15, 1998.

If approved by shareholders, the Geewax Agreement will remain in effect until the second anniversary of its effective date, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually
(i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The terms and conditions set forth in the Geewax Agreement are identical to those contained in the Initial Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of Geewax to indemnify the Trust under certain circumstances. Specifically, Section 5 of the Geewax Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by Geewax in writing for use in the Trust's registration statement and certain other documents shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods.


GSAM serves as an Investment Manager for The Growth Equity Portfolio pursuant to a contract ("GSAM Agreement") that was approved by the Board (including the Independent Trustees) on September 12, 1997, and by the shareholders of The Value Equity Portfolio on January 12, 1998. The GSAM Agreement first became effective on October 1, 1997, the day on which a corresponding portfolio management agreement

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THE HIRTLE CALLAGHAN TRUST
May 6, 1998 Supplement to the Statement of Additional Information of September 15, 1997

between the Trust and Westfield Capital Management was terminated. The GSAM Agreement will remain in effect until its second anniversary, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The terms and conditions set forth in the GSAM Agreement are identical to those contained in the Portfolio Management Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of GSAM to indemnify the Trust under certain circumstances. Specifically, Section 5 of the GSAM Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by GSAM shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods. That section also provides that the Trust will indemnify the Portfolio Manager with respect to information included in filings made with the SEC by the Trust, other than information relating to, and provided in writing by, the Portfolio Manager.

The Board, at its meeting held on November 21, 1997, and the shareholders of The Growth Equity Portfolio, at a meeting held on January 12, 1997, also conditionally approved an amendment ("Performance Fee Amendment"). Under the Performance Fee Amendment, GSAM would be entitled to receive a base fee ("Base Fee") calculated at the annual rate of .30% (or 30 basis points) of the average net assets of that portion of the Growth Portfolio's assets assigned to GSAM ("GSAM Account"). After an initial one year period, the Base Fee would be increased or decreased at an annual rate of 25% of the net value added by GSAM over the total return of the Russell 1000 Growth Index plus 30 basis points during the 12 months immediately preceding the calculation date. This 30 basis point "performance hurdle" is designed to assure that GSAM will earn a performance adjustment only with respect to the value that its portfolio management adds to the GSAM Account. GSAM's total compensation under the Performance Fee Amendment could not exceed 50 basis points with respect to any 12 month period; the minimum annual fee that would be payable to GSAM under the amended agreement is 10 basis points. In addition, the Performance Fee Amendment will not take effect unless and until certain relief is obtained from the SEC from certain rules adopted by the SEC. The relief sought would permit the proposed performance compensation to be based on the gross performance of that portion of the Portfolio's assets assigned by the Board to GSAM. There can be no assurance that the SEC will grant such relief. If the Performance Fee Amendment is implemented, it could increase or decrease the fee currently payable to GSAM and GSAM could earn a positive performance adjustment in declining markets if the decline in the total return of GSAM Account is less than the decline in the total return of the Russell 1000 Growth Index.

An amendment to the Portfolio Management Agreement between the Trust and Institutional Capital Corporation ("ICAP") was approved by shareholders of The Value Equity Portfolio on January 12, 1998, and by the Trust's Board on November 21, 1997. Pursuant to the amendment, the fee payable to ICAP by The Value Equity Portfolio was increased from .30% of the average net assets of that portion of the

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THE HIRTLE CALLAGHAN TRUST
May 6, 1998 Supplement to the Statement of Additional Information of September 15, 1997


Portfolio managed by ICAP to .35% of such assets. The amendment first became effective on February 2, 1998.

Other Hedging Instruments
--------------------------
As permitted under the Investment Company Act, a Portfolio may invest up to 5% of its net assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. The Growth Equity Portfolio does, however, invest in certain instruments known as Standard & Poor's Depositary Receipts or "SPDRs" as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index ("S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a "Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.